Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
LOSS PER SHARE

13. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the years ended March 31, 2019 and 2018.

	Mar 31, 2019	Dec 31, 2018
Numerator:
Net loss attributable to common stockholders	$(791,671)	$(601,387)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	14,965,665	11,599,911
Stock options	-	-
Weighted-average shares outstanding - Diluted	14,965,665	11,599,911

Loss per share
-Basic	$(0.05)	$(0.05)
-Diluted	$(0.05)	$(0.05)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.

11. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the years ended December 31, 2018 and 2017.

	Years Ended December 31,
	2018	2017
Numerator:
Net loss	$(4,101,303)	$(4,242,860)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	213,884,105	213,321,921
Stock options	-	-
Weighted-average shares outstanding - Diluted	213,884,105	213,321,921

Loss per share
-Basic	$(0.02)	$(0.02)
-Diluted	$(0.02)	$(0.02)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.